Expense Example - VIPBalancedPortfolio-InitialServiceService2PRO - VIPBalancedPortfolio-InitialServiceService2PRO - VIP Balanced Portfolio	Apr. 29, 2023 USD ($)
VIP Balanced Portfolio - Initial Class
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	591
VIP Balanced Portfolio - Service Class
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	714
VIP Balanced Portfolio - Service Class 2
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	$ 894